Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 0	$ 22,790	$ 0
Accounts receivable, net	77,890	85,711	39,354
Inventories	1,188,146	1,165,311	1,215,981
Deferred financing costs, current	11,897	18,652	0
Total current assets	1,306,053	1,292,464	1,255,335
Prepaid expenses	28,120	0
Operating lease right-of-use assets	63,055	65,835	0
Property and equipment, net	118,257	126,682	173,057
Investment in unconsolidated affiliate	5,828	5,828	5,828
Total assets	1,493,193	1,490,809	1,434,220
Current Liabilities:
Accounts payable and accrued liabilities	397,849	349,566	279,027
Bank lines of credit, net		0	0
Loans payable	30,000	30,000	125,000
Convertible debt, net	562,495	532,616	419,568
Operating lease liabilities - current	12,302	11,880	0
Advances from Principal Executive Officer and accrued interest - current	167,310	181,230	251,112
Deferred compensation - CEO - current	75,399	48,058	0
Derivative liability	1,609,602	396,220	0
Total current liabilities	2,854,957	1,549,570	1,074,707
Long-term Liabilities:
Deferred compensation - CEO - long-term portion	295,173	297,513	795,571
Operating lease liabilities - long-term	50,753	53,955	0
Advances from Principal Executive Officer and accrued interest - long-term	204,827	202,487	204,429
Total long-term liabilities	550,753	553,955	1,000,000
Total Liabilities	3,405,710	2,103,525	2,074,707
Commitments and contingencies	0	0
Shareholders' deficit:
Series A Preferred stock value	0	0	0
Common stock value	245	193	5
Additional paid-in capital	11,218,594	11,047,546	7,984,920
Accumulated deficit	(13,131,356)	(11,660,455)	(8,625,412)
Total stockholders' deficit	(1,912,517)	(612,716)	(640,487)
Total liabilities and stockholders' deficit	$ 1,493,193	$ 1,490,809	$ 1,434,220